OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets Future Amortization Expense) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 673
2018	943
2019	415
Thereafter	74
Other intangible assets, net	$ 2,105	$ 2,778